Income Tax	6 Months Ended
Jun. 30, 2024
Major Components Of Tax Expense Income [Abstract]
Income tax
3. Income tax

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
	(in thousands)		(in thousands)
	£	£	£	£
Current tax:
In respect of current period U.K.	1,260	882	2,532	1,870
In respect of prior period U.K.	—	(206)	22	(206)
In respect of current period U.S.	—	—	(1)	(1)

	1,260	676	2,553	1,663
Deferred tax:
In respect of current period U.S.	12	9	24	17
In respect of prior period U.S.	—	—	—	(1)

Income tax credit	1,272	685	2,577	1,679

The income tax credit recognized primarily represents the U.K. research and development tax credits. In the United Kingdom, the Company is able to surrender some of its losses for a cash rebate of up to 26.97% of expenditure related to eligible research and development projects incurred on or after April 1, 2023 (33.35% prior to April 1, 2023).

	June 30, 2024	December 31, 2023
	(in thousands)
	£	£

Current income tax receivable
U.K. tax	3,660	5,121
U.S. tax	2	2

	3,662	5,123

Deferred tax asset
U.S. deferred tax asset	168	143